Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2016
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2016	2015
	(in thousands)
Ireland	$100,835	$114,090
Rest of Europe	75,642	84,088
U.S.	184,090	150,064
Rest of World	39,955	39,989

Total	$400,522	$388,231
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2016	2015
	(in thousands)

Ireland	$59,551	$47,566
Rest of Europe	3,444	6,785
U.S.	10,784	9,854
Rest of World	2,231	2,468

Total	$76,010	$66,673

Distribution of Property, Plant and Equipment, Net, by Geographical Area
c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31,	December 31,
	2016	2015
	(in thousands)
Ireland	$103,716	$101,736
Rest of Europe	7,225	7,334
U.S.	32,564	34,520
Rest of World	6,381	6,628

Total	$149,886	$150,218

Distribution of Depreciation and Amortization by Geographical Area
d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2016	2015
	(in thousands)
Ireland	$5,904	$4,913
Rest of Europe	1,715	2,268
U.S.	6,649	5,718
Rest of World	852	1,026

Total	$15,120	$13,925

Distribution of Total Assets by Geographical Area
e) The distribution of total assets by geographical area was as follows:

	March 31,	December 31,
	2016	2015*
	(in thousands)
Ireland	$734,612	$663,060
Rest of Europe	356,787	343,733
U.S.	636,751	641,769
Rest of World	67,985	68,647

Total	$1,796,135	$1,717,209
*The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.